Summary of Consolidated Statement of Profit Loss Nature of Expense (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Operating expenses from mining business [abstract]
Revenue		₨ 1,311,917	$ 17,292	₨ 868,630	₨ 835,446
Other operating income	[1]	17,981	237	13,094	9,863
Investment and other income		19,947	263	32,177	25,714
Total Income		1,349,845	17,792	913,901	871,023
(Decrease)/increase in inventories of finished goods and work-in-progress		20,340	268	(7,662)	(13,690)
Raw materials and other consumables used	[2]	(801,046)	(10,559)	(524,019)	(549,936)
Employee costs		(28,119)	(371)	(28,632)	(26,920)
Other costs	[3]	(76,161)	(1,004)	(50,941)	(46,185)
Depreciation and amortisation		(91,148)	(1,201)	(81,178)	(100,490)
Impairment reversal/(charge)		62,745	827	0	(148,022)
Exploration Cost written off		(26,181)	(345)	0	0
Asset under construction written off		(701)	(9)	(2,440)	0
Finance and other costs		(49,427)	(651)	(52,955)	(54,557)
(Loss)/Profit before tax		360,147	4,747	166,074	(68,777)
Income tax credit/(expense)		(103,068)	(1,359)	(19,084)	26,677
(Loss)/profit for the year		₨ 257,079	$ 3,388	₨ 146,990	₨ (42,100)

[1]	includes export incentive and duty drawback amounting to ₹ 4,327 million and ₹ 3,162 million and ₹ 5,182 million ($ 68 million) for the years ended March 31, 2020, March 31, 2021 and March 31, 2022, respectively.
[2]	includes power and fuel charges, repairs, royalty, cess, mining and other operating expenses.
[3]	includes rent amounting to ₹ 415 million, ₹ 474 million and ₹ 380 million for the years ended March 31, 2020, March 31, 2021 and March 31, 2022, respectively representing expense on short term/ low value leases.